Document and Entity Information	0 Months Ended
Feb. 21, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb 21, 2013
Registrant Name	FRONTEGRA FUNDS INC
Central Index Key	0001014913
Amendment Flag	false
Document Creation Date	Feb 21, 2013
Document Effective Date	Feb 21, 2013
Prospectus Date	Nov 1, 2012

Frontegra RobecoSAM Global Equity Fund | Frontegra RobecoSAM Global Equity Fund
Frontegra RobecoSAM Global Equity Fund

FRONTEGRA FUNDS, INC.

Frontegra SAM Global Equity Fund (the “Fund”)

SUPPLEMENT DATED FEBRUARY 21, 2013

TO THE

PROSPECTUS DATED NOVEMBER 1, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Fund Name Change

Effective February 20, 2013, the name of the Fund changed from the Frontegra SAM Global Equity Fund to the Frontegra RobecoSAM Global Equity Fund. As a result, all references in the Prospectus to “Frontegra SAM Global Equity Fund” are hereby replaced with “Frontegra RobecoSAM Global Equity Fund.”

Label	Element	Value
Frontegra RobecoSAM Global Equity Fund | Frontegra RobecoSAM Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001014913_SupplementTextBlock

FRONTEGRA FUNDS, INC.

Frontegra SAM Global Equity Fund (the “Fund”)

SUPPLEMENT DATED FEBRUARY 21, 2013

TO THE

PROSPECTUS DATED NOVEMBER 1, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Risk/Return [Heading]	rr_RiskReturnHeading	Frontegra RobecoSAM Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Fund Name Change
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Effective February 20, 2013, the name of the Fund changed from the Frontegra SAM Global Equity Fund to the Frontegra RobecoSAM Global Equity Fund. As a result, all references in the Prospectus to “Frontegra SAM Global Equity Fund” are hereby replaced with “Frontegra RobecoSAM Global Equity Fund.”

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2012